Impairment Charges / (Reversals) - Summary of Impairment Charges on Financial Assets, Excluding Receivables (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets, excludes receivables	€ 39	€ 11	€ 204
Shares [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets, excludes receivables	3	1	42
Debt securities and money market instruments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets, excludes receivables	36	9	161
Loans [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets, excludes receivables	€ 0	€ 0	€ 2

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.